Submission	Jun. 20, 2025
Submission [Line Items]
Central Index Key	0001136893
Registrant Name	Fidelity National Information Services, Inc.
Form Type	S-3
Submission Type	S-3ASR
Fee Exhibit Type	EX-FILING FEES